Employee Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Employee Benefit Plans [Abstract]
Total number of shares held by ESOP (in shares)	317,860	313,114
Number of ESOP shares allocated (in shares)	317,860	313,114
ESOP [Abstract]
Number of shares issued (in shares)	4,746	18,522
Fair value of stock contributed	$ 125	$ 575
Cash contributed	473	0
Total expense	598	575
Cash surrender value of life insurance contracts	38,426
Cash surrender value of annuity assets	2,167
Expected payments of covered individuals	9,716	9,192
Deferred Profit Sharing [Member]
Employee Benefit Plans [Abstract]
Contributions charged to expense	270	256
Supplemental Employee Retirement Plan [Member]
ESOP [Abstract]
Expenses related to plan	807	458
Postretirement Benefit [Member]
ESOP [Abstract]
Total postretirement benefit	$ 3,526	$ 3,309